Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

4. Summary of Significant Accounting Policies

Use of Estimates

Certain amounts included in or affecting the Company’s consolidated financial statements and related disclosures must be estimated by management, requiring certain assumptions to be made with respect to values or conditions that cannot be known with certainty at the time the consolidated financial statements are prepared. These estimates and assumptions affect the amounts the Company reports for assets and liabilities and the Company’s disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported revenue and expenses in the periods.

The Company evaluates these estimates on an ongoing basis, using historical experience, consultation with experts and other methods the Company considers reasonable in the particular circumstances. Nevertheless, actual results may differ significantly from the Company’s estimates. Any effects on the Company’s business, financial position or results of operations resulting from revisions to these estimates are recorded in the period in which the facts that give rise to the revision become known. Significant items subject to such estimates and assumptions include estimates of proved oil and natural gas reserves and related present value estimates of future net cash flows therefrom, the carrying value of oil and natural gas properties, asset retirement obligations, the fair value determination of acquired assets and liabilities, stock-based compensation, fair value estimates of commodity derivatives and estimates of income taxes.

Property and Equipment

Property and equipment include leasehold improvements, furniture and fixtures, computer equipment and software and transportation equipment. These items are recorded at cost and are depreciated using the straight-line method based on lives of the individual assets ranging from one to seven years. During the quarters ended March 31, 2014 and 2013, the Company recognized depreciation expense of $3,897 and $0, respectively.

Earnings per Share

Basic earnings per share is computed by dividing net income available to shareholders by the weighted average number of shares outstanding for the periods presented. The calculation of diluted earnings per share does not include the potential dilutive impact of the 4,106,500 offering warrants outstanding during the periods presented since the exercise of the offering warrants is contingent upon the effectiveness of a registration statement to be filed with the SEC.  The calculation of diluted earnings per share does not include the potential dilutive impact of the Unit Purchase Option as it was not exercisable based on the Company’s average market share price.

The calculation of diluted earnings per share does include the dilutive impact of the 6,600,000 Insider Warrants as they were sold pursuant to an exemption from the registration requirements of the Securities Act. The following table sets forth the computation of the basic and diluted earnings per share for the quarters ended March 31, 2014 and 2013:

	March 31,	March 31,
	2014	2013

Numerator for basic and diluted earnings per share:
Net income	$218,320	$11,361

Denominator:
Denominator for basic earnings per ordinary shares – weighted average shares outstanding	4,829,826	3,125,000
Effect of dilutive warrants	1,894,582	-
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	6,724,408	3,125,000

Basic earnings per ordinary share	$0.05	$0.00
Diluted earnings per ordinary share	$0.03	$0.00